Summary of significant accounting policies (Details 2)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IRSA Propiedades Comerciales S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group		0.00%	79.92%
Description of equity interest	IRSA CP
E-commerce Latina S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	E-Commerce Latina S.A.
Efanur S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group		100.00%	100.00%
Description of equity interest	Efanur S.A.
Hoteles Argentinos S.A. [Member]
Statement [Line Items]
Main activity	Hotel
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Hoteles Argentinos S.A.U.
Inversora Bolivar S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Inversora Bolívar S.A.
Llao Llao Resorts S.A. [Member]
Statement [Line Items]
Main activity	Hotel
Ownership interest held by the Group	50.00%	50.00%	50.00%
Description of equity interest	Llao Llao Resorts S.A.
Nuevas Fronteras S.A. [Member]
Statement [Line Items]
Main activity	Hotel
Ownership interest held by the Group	76.34%	76.34%	76.34%
Description of equity interest	Nuevas Fronteras S.A.
Palermo Invest S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Palermo Invest S.A.
Ritelco S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Ritelco S.A.
Tyrus S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Tyrus S.A.
U.T. IRSA And Galerias Pacifico [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	50.00%	50.00%	50.00%
Description of equity interest	UT IRSA y Galerías Pacífico S.A.
Arcos Del Gourmet S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	90.00%	90.00%	90.00%
Description of equity interest	Arcos del Gourmet S.A.
Emprendimiento Recoleta S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	53.68%	53.68%	53.68%
Description of equity interest	Emprendimiento Recoleta S.A.
Fibesa S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Fibesa S.A.
Panamerican Mall S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	80.00%	80.00%	80.00%
Description of equity interest	Panamerican Mall S.A.
Shopping Neuquen S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	99.95%	99.95%	99.95%
Description of equity interest	Shopping Neuquén S.A.
Torodur S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Torodur S.A.
EHSA [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	70.00%	70.00%	70.00%
Description of equity interest	EHSA
Centro De Entretenimiento La Plata [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Centro de Entretenimiento La Plata
We Are APPA S.A. (ex Pareto S.A.) [Member]
Statement [Line Items]
Main activity	Design and software development
Ownership interest held by the Group	98.67%	93.63%	93.63%
Description of equity interest	We Are APPA S.A.
DFL and DN BV [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	99.59%	99.50%	99.50%
Description of equity interest	DFL and DN BV
IRSA International LLC [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	IRSA International LLC
Jiwin S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group		100.00%	100.00%
Description of equity interest	Jiwin S.A.
Liveck S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Liveck S.A.
Real Estate Strategies LLC [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Real Estate Strategies LLC
Real Estate Investment Group VII LP (Reig VII) [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group		100.00%	100.00%
Description of equity interest	Real Estate Investment Group VII LP (REIG VII)
Dolphin IL Investment Ltd. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Dolphin IL Investment Ltd.